Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.354%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,368,182.76

Principal:
Principal Collections	$13,855,427.40
Prepayments in Full	$7,377,894.48
Liquidation Proceeds	$441,712.67
Recoveries	$37,057.13
Sub Total	$21,712,091.68
Collections	$23,080,274.44

Purchase Amounts:
Purchase Amounts Related to Principal	$126,909.69
Purchase Amounts Related to Interest	$688.47
Sub Total	$127,598.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,207,872.60

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,207,872.60
Servicing Fee	$451,750.89	$451,750.89	$0.00	$0.00	$22,756,121.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,756,121.71
Interest - Class A-2a Notes	$15,087.92	$15,087.92	$0.00	$0.00	$22,741,033.79
Interest - Class A-2b Notes	$7,340.53	$7,340.53	$0.00	$0.00	$22,733,693.26
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$22,381,193.26
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$22,227,899.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,227,899.26
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$22,175,019.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,175,019.51
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$22,135,394.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,135,394.18
Regular Principal Payment	$20,218,082.18	$20,218,082.18	$0.00	$0.00	$1,917,312.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,917,312.00
Residual Released to Depositor	$0.00	$1,917,312.00	$0.00	$0.00	$0.00
Total		$23,207,872.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,218,082.18
Total					$20,218,082.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,803,491.35	$54.15	$15,087.92	$0.06	$14,818,579.27	$54.21
Class A-2b Notes	$5,414,590.83	$54.15	$7,340.53	$0.07	$5,421,931.36	$54.22
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$20,218,082.18	$19.22	$620,727.53	$0.59	$20,838,809.71	$19.81

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$19,058,423.11	0.0697089	$4,254,931.76	0.0155630
Class A-2b Notes	$6,970,893.60	0.0697089	$1,556,302.77	0.0155630
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$484,359,316.71	0.4603607	$464,141,234.53	0.4411444

Pool Information
Weighted Average APR	3.242%	3.231%
Weighted Average Remaining Term	41.20	40.35
Number of Receivables Outstanding	31,271	30,641
Pool Balance	$542,101,069.38	$519,959,010.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$507,911,788.44	$487,361,575.38
Pool Factor	0.4821591	0.4624654

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$7,799,385.16
Yield Supplement Overcollateralization Amount	$32,597,435.50
Targeted Overcollateralization Amount	$55,817,776.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,817,776.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$340,114.26
(Recoveries)		55	$37,057.13
Net Loss for Current Collection Period			$303,057.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6709%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4534%
Second Prior Collection Period			0.5513%
Prior Collection Period			0.4483%
Current Collection Period			0.6848%
Four Month Average (Current and Prior Three Collection Periods)			0.5345%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,834	$5,642,140.04
(Cumulative Recoveries)			$526,458.39
Cumulative Net Loss for All Collection Periods			$5,115,681.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4550%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,076.41
Average Net Loss for Receivables that have experienced a Realized Loss			$2,789.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	337	$6,985,978.94
61-90 Days Delinquent	0.19%	46	$988,582.31
91-120 Days Delinquent	0.03%	7	$150,807.89
Over 120 Days Delinquent	0.07%	19	$388,467.87
Total Delinquent Receivables	1.64%	409	$8,513,837.01

Repossession Inventory:
Repossessed in the Current Collection Period		20	$359,764.93
Total Repossessed Inventory		26	$563,183.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2599%
Prior Collection Period			0.2238%
Current Collection Period			0.2350%
Three Month Average			0.2396%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2938%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer